Other Components Of Equity	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Other components of equity
26.	Other components of equity

(a)	Details of other components of equity as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Capital adjustment arising form investments in equity-accounted investees	￦	76,870	126,043
Changes in fair value of equity investments at fair value through other comprehensive income		20,066	341,198
Foreign currency translation differences		983,071	1,016,290
Losses on valuation of derivatives		(925)	(917)
Others		76,347	78,896

	￦	1,155,429	1,561,510

(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Beginning balance	￦	153,279	20,066
Changes in unrealized fair value of equity investments		(145,051)	318,654
Reclassification upon disposal		11,838	2,478

Ending balance	￦	20,066	341,198